Income Taxes - 10K - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	0.00%	0.00%	0.00%	10.30%	2.60%	0.40%	0.00%
Operating Loss Carryforwards [Line Items]
NOL deferred tax asset					$ 14,961	$ 9,069
Increase in deferred tax assets valuation allowance					4,300	3,700	$ 7,800
Unrecognized tax benefits					0	0
Accrued interest and penalties related to unrecognized tax benefits					0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					61,400
NOLs subject to expiration					15,100
NOLs not subject to expiration					46,300
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					61,300
NOLs subject to expiration					$ 61,300